Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Share-Based Payment Arrangement, Option, Activity	A summary of option activity under the Plan is as follows:

	Options outstanding
	Number of shares	Weighted average exercise price per share	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding - December 31, 2019	4,437,576	$10.26	6.99	$55,114
Options granted	1,924,899	12.74
Options exercised	(31,037)	1.11
Options cancelled	(2,029,557)	19.46
Options expired	(36,685)	10.70

Outstanding at December 31, 2020	4,265,196	7.06	6.44	6,237

Options granted	—	—
Options exercised	(77,595)	0.95
Options cancelled	(154,785)	11.08
Options expired	(78,177)	12.74

Outstanding at December 31, 2021	3,954,639	6.91	5.13	13,165

Vested and exercisable - December 31, 2021	3,476,727	$6.11	4.78	$13,165

Vested and expected to vest - December 31, 2021	3,954,639	$6.91	5.13	$13,165

Summary of Fair Value of Stock-Based Compensation
The following assumptions were used to calculate the fair value of stock-based compensation:

	Years ended December 31,
	2021	2020
Expected term	0.5 – 6.5 years	0.5 – 6.5 years
Expected volatility	40.4% – 63.6%	40.4% – 63.6%
Risk-free interest rate	0.1% – 3.1%	0.1% – 1.5%
Expected dividends	0.0%	0.0%

Summary of Share-Based Payment Arrangement, Restricted Stock And Restricted Stock Unit, Activity	The following tables summarize the restricted stock activity under the Plan:

	Restricted Stock Units (“RSUs”)
	Number of shares	Weighted average grant date fair value
Outstanding as of December 31, 2019	—	$—
Granted	6,059,635	4.20
Vested	—	—
Forfeited or cancelled	(156,904)	4.20

Outstanding as of December 31, 2020	5,902,731	4.20
Granted	5,675,393	7.28
Vested	—	—
Forfeited or cancelled	(275,310)	6.62

Outstanding as of March 31, 2021	11,302,814	$6.90

	Restricted Stock Awards (“RSAs”)
	Number of shares	Weighted average grant date fair value
Outstanding as of December 31, 2020	—	$—
Granted	1,163,984	6.51
Vested	(1,163,984)	6.51
Forfeited or cancelled	—	—

Outstanding as of March 31, 2021	—	$—

Summary of Share-Based Payment Arrangement, Expensed And Capitalized, Amount
The following table summarizes stock-based compensation expense and its allocation within the accompanying consolidated statements of operations (in thousands):

	For the Years Ended December 31,
	2021	2020
Cost of goods sold	$193	$100
Research and development	1,717	2,225
Sales and marketing	858	1,294
General and administrative	9,204	1,824

Total stock-based compensation expense	$11,972	$5,443